UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1.  SCHEDULES OF INVESTMENTS

TRAVELERS SERIES FUND INC.

SMITH BARNEY AGGRESSIVE GROWTH

PORTFOLIO

SMITH BARNEY MID CAP CORE PORTFOLIO

FORM N-Q

JANUARY 31, 2005

SMITH BARNEY MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 99.6%
CONSUMER DISCRETIONARY - 18.7%
Hotels, Restaurants & Leisure - 3.6%
22,650	Aztar Corp. (a)	$730,009
47,325	Boyd Gaming Corp.	1,883,535
21,600	CBRL Group, Inc.	887,976
14,325	IHOP Corp.	617,837
2,830	Las Vegas Sands Corp. (a)	122,822

		4,242,179

Household Durables - 2.6%
26,350	D.R. Horton, Inc.	1,048,203
30,250	The Ryland Group, Inc.	1,962,318

		3,010,521

Internet & Catalog Retail - 0.1%
6,690	Celebrate Express, Inc. (a)	143,835

Leisure Equipment & Products - 2.1%
134,565	Marvel Enterprises, Inc. (a)	2,403,331

Media - 5.2%
16,255	DreamWorks Animation SKG, Inc., Class A Shares (a)	574,289
33,775	The E.W. Scripps Co., Class A Shares	1,565,809
67,575	Harte-Hanks, Inc.	1,787,359
5,375	Pixar (a)	468,539
46,400	Sirius Satellite Radio Inc. (a)	307,168
1,173	The Washington Post Co., Class B Shares	1,072,708
11,225	XM Satellite Radio Holdings Inc., Class A Shares (a)	358,190

		6,134,062

Specialty Retail - 5.1%
25,880	CDW Corp.	1,513,980
72,355	PETsMART, Inc.	2,187,292
22,625	The Sports Authority, Inc. (a)	573,996
9,025	Urban Outfitters, Inc. (a)	379,682
39,700	Williams-Sonoma, Inc. (a)	1,373,620

		6,028,570

	TOTAL CONSUMER DISCRETIONARY	21,962,498

CONSUMER STAPLES - 3.4%
Food Products - 2.3%
36,665	The Hain Celestial Group, Inc. (a)	737,700
62,380	Hormel Foods Corp.	1,964,970

		2,702,670

Personal Products - 1.1%
23,637	Alberto-Culver Co.	1,282,307

	TOTAL CONSUMER STAPLES	3,984,977

ENERGY - 9.1%
Energy Equipment & Services - 5.0%
31,925	GlobalSantaFe Corp.	1,128,868
29,455	Nabors Industries, Ltd. (a)	1,484,532

See Notes to Schedules of Investments.

SMITH BARNEY MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Energy Equipment & Services - 5.0% (continued)
22,980	Smith International, Inc.	$1,360,416
35,275	Weatherford International Ltd. (a)	1,914,374

		5,888,190

Oil & Gas - 4.1%
26,655	Murphy Oil Corp.	2,379,758
24,285	Newfield Exploration Co. (a)	1,486,242
22,300	Nexen Inc.	926,342

		4,792,342

	TOTAL ENERGY	10,680,532

FINANCIALS - 16.2%
Banks - 4.6%
36,475	Brookline Bancorp, Inc.	583,235
14,390	Comerica Inc.	832,605
52,450	North Fork Bancorp., Inc.	1,505,315
28,825	TCF Financial Corp.	810,271
23,385	Zions Bancorp.	1,585,971

		5,317,397

Diversified Financials - 6.3%
12,475	The Bear Stearns Cos. Inc.	1,260,724
37,312	Legg Mason, Inc.	2,881,606
38,025	National Financial Partners Corp.	1,485,637
35,775	SLM Corp.	1,795,547

		7,423,514

Insurance - 5.3%
18,210	Ambac Financial Group, Inc.	1,399,985
7,250	Everest Re Group, Ltd.	630,025
20,950	Fidelity National Financial, Inc.	918,029
18,170	IPC Holdings, Ltd.	766,956
20,210	PartnerRe Ltd.	1,280,708
32,265	Willis Group Holdings Ltd.	1,248,010

		6,243,713

	TOTAL FINANCIALS	18,984,624

HEALTHCARE - 13.6%
Biotechnology - 2.4%
45,580	Gilead Sciences, Inc. (a)	1,508,698
19,775	OSI Pharmaceuticals, Inc. (a)	1,287,352

		2,796,050

Healthcare Equipment & Supplies - 5.3%
24,000	Cytyc Corp. (a)	601,200
38,865	DENTSPLY International Inc.	2,179,161
14,225	Fisher Scientific International Inc. (a)	898,309
22,425	Kyphon Inc. (a)	616,015
50,375	Varian Medical Systems, Inc. (a)	1,900,649

		6,195,334

See Notes to Schedules of Investments.

SMITH BARNEY MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Healthcare Providers & Services - 3.1%
28,425	DaVita Inc. (a)	$1,192,713
13,525	PacifiCare Health Systems, Inc. (a)	832,193
28,050	Sierra Health Services, Inc. (a)	1,540,786
2,650	Universal Health Services, Inc., Class B Shares	114,056

		3,679,748

Pharmaceuticals - 2.8%
66,985	Medicis Pharmaceutical Corp., Class A Shares	2,418,158
51,845	NPS Pharmaceuticals, Inc. (a)	855,442

		3,273,600

	TOTAL HEALTHCARE	15,944,732

INDUSTRIALS - 15.8%
Aerospace & Defense - 2.4%
29,295	Alliant Techsystems Inc. (a)	1,950,461
11,600	L-3 Communications Holdings, Inc.	828,356

		2,778,817

Building Products - 1.4%
40,720	American Standard Cos. Inc. (a)	1,630,429

Commercial Services & Supplies - 3.0%
10,355	DST Systems, Inc. (a)	502,010
23,275	Korn/Ferry International (a)	459,216
22,925	Laureate Education, Inc. (a)	1,016,953
31,905	Manpower Inc.	1,552,178

		3,530,357

Electrical Equipment - 1.1%
22,505	Rockwell Automation, Inc.	1,274,908

Machinery - 3.2%
23,230	Eaton Corp.	1,579,408
26,205	Navistar International Corp. (a)	1,019,899
45,295	Pall Corp.	1,219,794

		3,819,101

Road & Rail - 3.4%
43,735	C.H. Robinson Worldwide, Inc.	2,252,352
31,287	Heartland Express, Inc.	664,536
18,100	Yellow Roadway Corp. (a)	1,024,822

		3,941,710

Trading Companies & Distributors - 1.3%
25,266	Fastenal Co.	1,519,245

	TOTAL INDUSTRIALS	18,494,567

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.6%
40,075	Avaya Inc. (a)	575,076
7,950	Harris Corp.	514,922
33,625	Juniper Networks, Inc. (a)	844,996

		1,934,994

See Notes to Schedules of Investments.

SMITH BARNEY MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Computers & Peripherals - 0.8%
39,550	NVIDIA Corp. (a)	$906,486

Electronic Equipment & Instruments - 4.4%
31,355	Diebold, Inc.	1,688,153
29,745	Roper Industries, Inc.	1,726,995
57,900	Thermo Electron Corp. (a)	1,733,526

		5,148,674

Internet Software & Services - 1.1%
22,975	Ask Jeeves, Inc. (a)	651,571
19,115	Niku Corp. (a)	376,566
9,650	SINA Corp. (a)	255,725

		1,283,862

IT Consulting & Services - 0.9%
45,950	Acxiom Corp.	1,060,526

Office Electronics - 0.4%
8,875	Zebra Technologies Corp., Class A Shares (a)	452,004

Semiconductor Equipment & Products - 2.0%
48,857	Integrated Device Technology, Inc. (a)	573,581
23,650	Linear Technology Corp.	892,551
17,125	National Semiconductor Corp.	289,926
16,150	Silicon Laboratories Inc. (a)	550,715

		2,306,773

Software - 6.7%
20,500	Activision, Inc. (a)	463,300
46,180	Amdocs Ltd. (a)	1,373,855
43,515	Mercury Interactive Corp. (a)	1,904,652
24,350	Ninetowns Digital World Trade Holdings Ltd., Sponsored ADR (a)	220,343
143,175	Quest Software, Inc. (a)	2,033,085
74,200	VERITAS Software Corp. (a)	1,908,424

		7,903,659

	TOTAL INFORMATION TECHNOLOGY	20,996,978

MATERIALS - 2.9%
Chemicals - 1.5%
29,650	Air Products & Chemicals, Inc.	1,746,682

Metals & Mining - 1.4%
31,620	Compass Minerals International Inc.	694,691
39,125	Glamis Gold Ltd. (a)	616,610
18,525	Placer Dome Inc.	315,851

		1,627,152

	TOTAL MATERIALS	3,373,834

UTILITIES - 2.0%
Electric Utilities - 0.9%
30,660	Wisconsin Energy Corp.	1,047,959

See Notes to Schedules of Investments.

SMITH BARNEY MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Water Utilities - 1.1%
52,696	Aqua America, Inc.	$1,266,285
4,750	Nalco Holding Co. (a)	91,912

		1,358,197

	TOTAL UTILITIES	2,406,156

	TOTAL COMMON STOCK (Cost - $97,059,548)	116,828,898

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 0.3%
$ 321,000	Deutsche Bank Securities Inc. dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $321,022; (Fully collateralized by U.S. Government Agency Obligations, 0.000% to 7.625% due 2/3/05 to 7/15/32; Market value - $327,421) (Cost - $321,000)	321,000

	TOTAL INVESTMENTS - 99.9% (Cost - $97,380,548*)	117,149,898
	Other Assets in Excess of Liabilities - 0.1%	71,513

	TOTAL NET ASSETS - 100.0%	$117,221,411

(a)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedules of Investments.

SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 94.1%
CONSUMER DISCRETIONARY - 17.1%
Media - 16.9%
1,243,275	Cablevision Systems Corp., NY Group, Class A Shares (a)	$34,053,302
132,842	Comcast Corp., Class A Shares (a)	4,276,184
1,308,160	Comcast Corp., Special Class A Shares (a)	41,350,938
2,215	DreamWorks Animation SKG, Inc., Class A Shares (a)	78,256
1,983,400	Liberty Media Corp., Class A Shares (a)	20,706,696
90,170	Liberty Media International, Inc., Class A Shares (a)	4,082,898
1,779,367	Time Warner Inc. (a)	32,028,606
332,699	Viacom Inc., Class B Shares	12,422,981
655,000	The Walt Disney Co.	18,752,650
34,600	World Wrestling Entertainment, Inc.	435,960

		168,188,471

Specialty Retail - 0.2%
215,000	Charming Shoppes, Inc. (a)	1,784,500

	TOTAL CONSUMER DISCRETIONARY	169,972,971

ENERGY - 10.9%
Energy Equipment & Services - 5.6%
165,800	Core Laboratories N.V. (a)	3,579,622
580,650	Grant Prideco, Inc. (a)	11,380,740
745,450	Weatherford International Ltd. (a)	40,455,572

		55,415,934

Oil & Gas - 5.3%
795,800	Anadarko Petroleum Corp.	52,689,918
6,325	Bill Barret Corp. (a)	199,744

		52,889,662

	TOTAL ENERGY	108,305,596

EXCHANGE TRADED - 1.6%
Exchange Traded - 1.6%
432,000	Nasdaq-100 Index Tracking Stock	16,156,800

FINANCIALS - 10.0%
Banks - 0.8%
33,000	Astoria Financial Corp.	1,242,120
361,566	New York Community Bancorp, Inc.	6,446,722

		7,688,842

Diversified Financials - 9.2%
83,725	CIT Group Inc.	3,379,978
117,500	Cohen & Steers, Inc.	1,845,925
7,300	Greenhill & Co., Inc.	216,518
612,842	Lehman Brothers Holdings Inc.	55,885,062
500,400	Merrill Lynch & Co., Inc.	30,059,028
2,415	National Financial Partners Corp.	94,354

		91,480,865

	TOTAL FINANCIALS	99,169,707

See Notes to Schedule of Investments.

SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
HEALTHCARE - 36.7%
Biotechnology - 21.1%
1,400	Albany Molecular Research, Inc. (a)	$15,400
162,500	Alkermes, Inc. (a)	2,058,875
720,105	Amgen Inc. (a)	44,819,335
763,806	Biogen Idec Inc. (a)	49,616,838
110,150	CancerVax Corp. (a)	909,839
844,850	Chiron Corp. (a)	27,753,322
101,900	Genentech, Inc. (a)	4,861,649
775,168	Genzyme Corp. (a)	45,122,529
526,275	ImClone Systems Inc. (a)	22,077,236
224,750	Isis Pharmaceuticals, Inc. (a)	1,141,730
766,905	Millennium Pharmaceuticals, Inc. (a)	7,063,195
2,300	Nabi Biopharmaceuticals (a)	29,693
173,000	Nanogen, Inc. (a)	890,950
265,400	Vertex Pharmaceuticals Inc. (a)	2,699,118
29,445	ViaCell, Inc. (a)	323,306

		209,383,015

Healthcare Equipment & Supplies - 0.6%
92,100	Biosite Inc. (a)	5,341,800
5,400	Cygnus, Inc. (a)	670

		5,342,470

Healthcare Providers & Services - 7.5%
836,000	UnitedHealth Group Inc.	74,320,400

Pharmaceuticals - 7.5%
968,800	Forest Laboratories, Inc. (a)	40,234,264
243,448	Johnson & Johnson	15,751,086
635,666	King Pharmaceuticals, Inc. (a)	6,680,850
73,289	Pfizer Inc.	1,770,662
78,576	Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,257,488
323,000	Valeant Pharmaceuticals International	8,065,310

		74,759,660

	TOTAL HEALTHCARE	363,805,545

INDUSTRIALS - 7.2%
Aerospace & Defense - 2.7%
368,800	L-3 Communications Holdings, Inc.	26,336,008

Commercial Services & Supplies - 0.0%
2,995	Cogent Inc. (a)	90,748

Industrial Conglomerates - 3.7%
1,013,412	Tyco International Ltd.	36,624,710

Machinery - 0.8%
298,000	Pall Corp.	8,025,140

	TOTAL INDUSTRIALS	71,076,606

See Notes to Schedule of Investments.

SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 2.6%
186,100	C-COR Inc. (a)	$1,483,217
25,000	CEVA, Inc. (a)	218,750
133,000	DSP Group, Inc. (a)	3,299,730
890,500	Motorola, Inc.	14,016,470
448,325	Nokia Oyj, Sponsored ADR	6,850,406

		25,868,573

Computers & Peripherals - 1.3%
876,076	Maxtor Corp. (a)	4,143,839
242,000	Quantum Corp. (a)	718,740
325,000	SanDisk Corp. (a)	8,027,500

		12,890,079

Electronic Equipment & Instruments - 0.9%
270,000	Broadcom Corp., Class A Shares (a)	8,594,100
12,400	Excel Technology, Inc. (a)	287,680

		8,881,780

Semiconductor Equipment & Products - 4.3%
125,000	Cabot Microelectronics Corp. (a)	3,803,750
229,000	Cirrus Logic, Inc. (a)	1,051,110
133,000	Cree, Inc. (a)	3,195,990
98,324	Freescale Semiconductor Inc., Class B Shares (a)	1,717,720
348,334	Intel Corp.	7,820,098
1,617,300	Micron Technology, Inc. (a)	16,836,093
543,000	RF Micro Devices, Inc. (a)	2,970,210
10,300	Standard Microsystems Corp. (a)	163,255
343,091	Teradyne, Inc. (a)	4,813,567

		42,371,793

Software - 1.3%
106,000	Advent Software, Inc. (a)	2,040,500
230,000	Autodesk, Inc.	6,755,100
72,264	Microsoft Corp.	1,899,098
105,000	RSA Security Inc. (a)	1,849,050
75,000	Verity, Inc. (a)	905,250

		13,448,998

	TOTAL INFORMATION TECHNOLOGY	103,461,223

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
82,000	AT&T Corp.	1,573,580

	TOTAL COMMON STOCK (Cost - $ 904,832,873)	933,522,028

See Notes to Schedule of Investments.

SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 6.0%
$59,213,000	UBS Securities LLC dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $59,217,112; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.050% due 2/4/05 to 8/6/38; Market value - $60,397,449) (Cost - $ 59,213,000)	$59,213,000

	TOTAL INVESTMENTS - 100.1% (Cost - $964,045,873*)	992,735,028
	Liabilities in Excess of Other Assets - (0.1)%	(982,231)

	TOTAL NET ASSETS - 100.0%	$991,752,797

(a)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Aggressive Growth Portfolio (“SBAG”) and Smith Barney Mid Cap Core Portfolio (“SBMCC”) (“Fund(s)”) are separate diversified investment funds of the Travelers Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the counter market and listed securities for which no sales prices were reported are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’, policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are recorded on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	SBAG	SBMCC
Gross unrealized appreciation	$162,645,524	$20,973,042
Gross unrealized depreciation	(133,956,369)	(1,203,692)

Net unrealized appreciation	$28,689,155	$19,769,350

ITEM 2.  CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 31, 2005

By	/s/ JAMES M. GIALLANZA
James M. Giallanza
Chief Financial Officer

Date	March 31, 2005